Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
The components of income tax (expense) recovery are as follows:

	Year Ended December 31, 2025 $	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $
Current	(4,098)	(1,255)	(3,683)
Deferred	982	3,741	(6,528)
Income tax (expense) recovery	(3,116)	2,486	(10,211)
The Company is not subject to taxes on income, capital gains or profits in the Republic of the Marshall Islands, the Company's jurisdiction of domicile, under current domestic law and therefore all of the Company's income tax (expense) recovery is generated from foreign jurisdictions.
Included in the Company's current income tax (expense) recovery are provisions for uncertain tax positions relating to freight taxes. The Company does not presently anticipate that its provisions for these uncertain tax positions will significantly increase in the next 12 months; however, this is dependent on the jurisdictions in which vessel trading activity occurs. The Company reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at that time. Such information may include additional legal advice as to the applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Company may change accordingly.

Reconciliations of Tax Charge	the following table presents a reconciliation between the amount of reported income tax (expense) recovery and the amount computed by multiplying the net income before income tax (expense) recovery by the applicable statutory income tax rate of the Republic of the Marshall Islands, the Company's jurisdiction of domicile, for the year ended December 31, 2025.

	Year Ended December 31, 2025 $	Year Ended December 31, 2025%
Net income before income tax (expense) recovery	29,107	100.0%
Amount computed using statutory rate of corporate tax:	—	—%
Foreign tax effects
United Kingdom
Effects of foreign tax rates different from statutory tax rates	3,941	13.5%
Changes in valuation allowances	(7,087)	(24.3)%
Other	(140)	(0.5)%
Luxembourg
Effects of foreign tax rates different from statutory tax rates	14,445	49.6%
Changes in valuation allowances (i)	(47,627)	(163.6)%
Change in tax rates enacted in the current period	(3,460)	(11.9)%
Adjustments to current and deferred taxes of prior years (i)	40,401	138.8%
Non-taxable income (non-deductible expenses)	(3,759)	(12.9)%
Spain
Effects of foreign tax rates different from statutory tax rates	309	1.1%
Changes in valuation allowances (i)	(67,022)	(230.2)%
Change in measurement of deferred tax assets (i)	64,335	221.0%
Differences in current and deferred tax rates in current year	2,779	9.5%
Other	(401)	—%
France
Effects of foreign tax rates different from statutory tax rates	(1,124)	(3.9)%
Adjustments to current and deferred taxes of prior years	(1,442)	(5.0)%
Changes in unrecognized tax benefits and other	2,736	9.4%
Income tax (expense) recovery	(3,116)	(10.7)%
(i) During the year ended December 31, 2025, Spanish subsidiaries of the Company disposed of two vessels that had been eligible for a preferential tax regime in Spain. As a result, the Spanish subsidiaries will be subject to the regular corporate tax regime as of January 1, 2026. To reflect the change in the applicable tax regime, the deferred tax assets related to tax attributes carried forward in Spain were remeasured at the higher corporate income tax rate. Additionally, the Company recognized the benefit of tax losses carried forward in Luxembourg related to the impairment of investments in wholly-owned subsidiaries. In both cases, the increase in the value of the deferred tax assets were offset by a corresponding increase in the valuation allowance.

Prior to the adoption of ASU 2023-09, in the reconciliation between the applicable statutory rate and the effective tax rate in the financial statements, a consolidated weighted-average tax rate was used according to the source of earnings or losses by country and the applicable tax rates relating to each jurisdiction. The weighted-average statutory tax rate was determined based on the aggregate effective tax rates of all jurisdictions and adjusted for 1) the net income (loss) of the entities within the group that is subject to zero tax in the jurisdiction and 2) the shipping net income (loss) that is not subject to taxation in the jurisdiction where business operations are carried on.
A reconciliation between the weighted-average rate and the effective tax rate in the consolidated financial statements prior to the adoption of ASU 2023-09 is as follows:

	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $
Net (loss) income before income tax recovery (expense)	(98,307)	327,927
Income not subject to taxes	(42,563)	(314,742)
Net (loss) income subject to taxes	(140,870)	13,185
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(1,664)	(590)
Adjustments to valuation allowance and uncertain tax positions	(13,909)	14,399
Permanent and currency differences	18,280	(23,900)
Change in tax rates	(221)	(120)
Tax recovery (expense)	2,486	(10,211)

Components of Partnership's Deferred Tax Assets (Liabilities)
The significant components of the Company’s net deferred tax assets (liabilities) were as follows:

	December 31, 2025 $	December 31, 2024 $
Derivative instruments	(111)	(1,064)
Taxation loss carryforwards and disallowed finance costs	181,343	59,405
Vessels and equipment	10,369	6,972
Other items	745	363
	192,346	65,676
Valuation allowance	(192,283)	(66,570)
Net deferred tax assets (liabilities)	63	(894)

	December 31, 2025 $	December 31, 2024 $
Deferred income tax assets included in other assets	286	261
Deferred income tax liabilities included in other long-term liabilities	(223)	(1,155)
Net deferred tax assets (liabilities)	63	(894)

Schedule of Income before Income Tax, Domestic and Foreign
Net income (loss) before income tax (expense) recovery includes the following components:

Year Ended December 31, 2025 $
Domestic - Republic of the Marshall Islands	141,388
Foreign	(112,281)
Net income (loss) before income tax (expense) recovery	29,107